UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5086

Churchill Tax-Free Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/11

Date of reporting period: 06/30/12

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
June 30, 2012

CHURCHILL TAX-FREE FUND OF KENTUCKY
A tax-free income investment

Serving Kentucky Investors For Over 25 Years Churchill Tax-Free Fund of Kentucky “Research Matters”

     August, 2012

Dear Fellow Shareholder:

     While we didn’t necessarily coin the phrases, “Invest in what you know” or “If you don’t understand it, don’t buy it,” these concepts are certainly not new to Churchill Tax-Free Fund of Kentucky and the Aquila Group of Funds. In fact, they have been at the very core of our investment philosophy since day one.

     Our country’s current volatile economic environment makes these adages ring true louder than ever.

     The value provided by professional investment managers, such as those at Churchill Tax-Free Fund of Kentucky, who conduct initial research and provide on-going surveillance of issuers and individual bonds as markets develop and credit conditions change, has become increasingly important.

     Over the past year or so, you may have read or heard about problems being experienced by certain municipalities – including growing concerns over budget shortfalls, infrastructure demands, pension funding, and high unemployment.

     Even when concerns such as these don’t make the mainstream newspapers, it is in your best interest that your Fund’s investment team makes every effort to know about each and every little hiccup. And, since each municipality has its own distinct nuances, we feel it is vital to have a local presence.

     Local investment management and research enables us to monitor the local economy, issuers in the state, and policy decisions that will impact issuers, while we conduct research on issues held by the Fund. The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate both the risk associated with an individual bond, and the adequacy of the compensation provided for that risk.

     Churchill Tax-Free Fund of Kentucky specifically benefits from its collective team of local Trustees and Officers, including a locally-based portfolio management and analyst team, who seek to be intimately aware of any potential challenges facing the citizens of Kentucky throughout the state.

     They know the ups and downs that affect you, our shareholders, because they too are affected. Your local representatives are also your friends, neighbors and co-workers.

     They hear the same discussions at little league games and pot luck dinners. They read the same small and big town newspapers that you do, shop in the same supermarkets and gas up at the same pumps.

NOT A PART OF THE SEMI-ANNUAL REPORT

     They, like you, are Kentuckians.

     As you know, by prospectus, Churchill Tax-Free Fund of Kentucky may only invest in investment grade securities. These higher rated securities are intended to indicate those municipal issues which have not only sufficient, but significant, cash flow strength in order to pay interest when due and to redeem the bonds at maturity. Nonetheless, we firmly believe in the importance of looking beyond credit ratings.

     We invest in an issue based on our initial research, and we conduct frequent credit monitoring in order to evaluate the financial condition of the issuer. We devote significant resources to understanding the financial condition of issuers in Kentucky, the financing details of individual issues, and how payments of principal and interest on those issues are secured. We monitor the difficult, but necessary, steps being taken to balance budgets within the state. Based on the research we conduct, we select the bonds held in the Fund’s portfolio and decide whether or not to continue holding issues already in the portfolio.

     The Aquila Group of Funds has been managing the assets of Kentucky investors for over 25 years. Our long history in the Kentucky market, the knowledge and experience of the Fund’s portfolio manager, and the research conducted on bonds held in Churchill Tax-Free Fund of Kentucky continue to provide shareholders with the benefits of local, professional investment management.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (5.0%)	S&P	Value

	Bowling Green, Kentucky
$500,000	2.000%, 06/01/15	Aa2/AA-	$516,610
	Campbell County, Kentucky Public Project
1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured	Aa2/NR	1,735,793
	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR	351,265
	Highland Heights, Kentucky
500,000	5.125%, 12/01/38	A1/NR	551,700
	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured†	Aa2/AA	4,572,919
	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+**	1,048,208
	Muhlenberg County, Kentucky
730,000	4.500%, 04/01/28	A1/NR	802,985
	Owensboro, Kentucky Refunding & Improvement
1,355,000	4.000%, 06/01/30	Aa3/NR	1,424,024
	Warren County, Kentucky Unlimited Tax
615,000	4.000%, 06/01/25	Aa2/AA-	677,902
635,000	4.000%, 06/01/26	Aa2/AA-	693,109
660,000	4.000%, 06/01/27	Aa2/AA-	713,915
	Total General Obligation Bonds		13,088,430

	Revenue Bonds (97.2%)

	State Agencies (12.5%)
	Kentucky Asset & Liability Commission Federal
	Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa2/AA	1,198,060
	Kentucky Asset & Liability Commission University of
	Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG/ FGIC Insured	Aa2/AA-	1,616,025
500,000	5.000%, 10/01/25	Aa2/AA-	559,180
750,000	5.000%, 10/01/26	Aa2/AA-	834,105
1,000,000	5.000%, 10/01/27	Aa2/AA-	1,107,490
	Kentucky Board Corp. Financing Program
915,000	5.125%, 02/01/28	NR/A+	1,000,864

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	State Agencies (continued)
	Kentucky Economic Development Finance Authority
	Louisville Arena Project
$3,500,000	5.750%, 12/01/28 AGMC Insured	Aa3/AA-	$3,800,020
	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 11/01/17 AMBAC Insured	A1/A+***	1,052,940
3,000,000	5.000%, 11/01/19 AGMC Insured (pre-refunded)	Aa2/AA-	3,046,650
1,020,000	5.000%, 11/01/20	Aa3/A+	1,194,899
1,375,000	5.375%, 11/01/23	Aa3/A+	1,600,431
2,820,000	5.750%, 04/01/24 Project 91	A1/A+	3,213,164
2,800,000	5.250%, 02/01/28 AGMC Insured	Aa3/AA-	3,171,420
750,000	5.500%, 11/01/28	Aa3/A+	856,748
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa3/AA-	2,774,150
2,625,000	5.750%, 04/01/29 Project 91	A1/A+	2,948,374
2,000,000	5.000%, 08/01/30 Project 100	Aa3/A+	2,266,320
	Total State Agencies		32,240,840

	County Agencies (5.9%)
	Bracken County, Kentucky Public Properties Corp.
	Revenue Refunding - First Mortgage
1,110,000	5.000%, 08/01/30	Aa3/NR	1,263,413
	Grant County, Kentucky Public Property Corp. Justice
	Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR	1,087,320
	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa2/NR***	1,706,024
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa2/NR***	2,108,398
2,060,000	4.375%, 06/01/26 AGMC Insured	Aa2/NR***	2,205,745
1,070,000	4.375%, 06/01/27 AGMC Insured	Aa2/NR***	1,141,155
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa2/NR***	1,740,581
	Kentucky Association of Counties Finance Corp.
	Financing Program
1,145,000	4.250%, 02/01/24	NR/A+	1,233,291
515,000	4.000%, 02/01/25	NR/A+	550,483
315,000	5.375%, 02/01/27	NR/A+	352,466
330,000	5.375%, 02/01/28	NR/A+	367,458

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	County Agencies (continued)
	Lexington-Fayette Urban County, Kentucky Public
	Facilities Revenue
$500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR	$535,595
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR	527,540
	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR	383,900
	Total County Agencies		15,203,369

	Colleges and Universities (6.9%)
	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,047,830
	Boyle County, Kentucky College Refunding &
	Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	Aa3/AA-	1,131,483
200,000	4.625%, 06/01/24 AGC Insured	Aa3/AA-	217,574
	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A+	1,321,188
	Lexington-Fayette, Kentucky Urban County
	Government Transylvania University Project
1,390,000	4.500%, 03/01/29	NR/A+	1,504,842
	Louisville & Jefferson County, Kentucky University
	of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR*	560,941
	Murray State University Project, Kentucky General
	Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+	793,946
	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-	970,314
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,680,172
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,742,032
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,078,559
1,000,000	5.000%, 09/01/30	Aa2/AA-	1,149,540
	Western Kentucky University Revenue General
	Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/A+	2,098,180
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/A+	2,584,494
	Total Colleges and Universities		17,881,095

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	Hospitals (11.5%)
	Jefferson County, Kentucky Health Facilities
	University Hospital
$1,050,000	5.250%, 07/01/22 NPFG Insured	Baa2/BBB	$1,053,360
	Jefferson County, Kentucky, Louisville Medical Center
2,200,000	5.250%, 05/01/17	NR/A	2,227,610
2,000,000	5.500%, 05/01/22	NR/A	2,025,000
	Kentucky Economic Development Finance Authority,
	Baptist Healthcare System
4,795,000	5.375%, 08/15/24	A1/NR***	5,460,834
	Kentucky Economic Development Finance Authority,
	Catholic Health
1,000,000	5.000%, 05/01/29	Aa2/AA	1,043,500
	Kentucky Economic Development Finance Authority,
	Hospital Facilities St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA-***	1,094,350
	Kentucky Economic Development Finance Authority,
	Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A1/A+	1,055,380
	Lexington-Fayette Urban County Government,
	Kentucky Public Facilities Co Lease, Eastern
	State Hospital
1,500,000	5.250%, 06/01/32	Aa3/A+	1,673,775
	Louisville & Jefferson County, Kentucky Louisville
	Medical Center
1,000,000	5.000%, 06/01/18	NR/A	1,033,100
	Louisville & Jefferson County, Kentucky Metro Health,
	Jewish Hospital Revenue
1,250,000	6.000%, 02/01/22 (pre-refunded)	#Aaa/NR	1,291,287
	Louisville & Jefferson County, Kentucky Metropolitan
	Government Health System, Norton
7,620,000	5.000%, 10/01/26	NR/A-****	8,020,202
1,600,000	5.000%, 10/01/30	NR/A-****	1,669,328
	Louisville & Jefferson County, Kentucky Metropolitan
	Government Revenue Refunding, Catholic Health
	Initiatives
2,000,000	5.000%, 12/01/30	Aa2/AA	2,235,040
	Total Hospitals		29,882,766

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	Housing (10.2%)
	Kentucky Housing Corporation Housing Revenue
$555,000	4.200%, 01/01/17	Aaa/AAA	$565,073
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	482,088
285,000	4.250%, 01/01/18	Aaa/AAA	289,734
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	589,300
180,000	4.250%, 07/01/18	Aaa/AAA	182,884
615,000	4.800%, 07/01/20 AMT	Aaa/AAA	626,396
6,025,000	5.450%, 07/01/22 AMT	Aaa/AAA	6,028,314
4,565,000	5.250%, 07/01/22 AMT	Aaa/AAA	4,567,374
245,000	5.200%, 07/01/22	Aaa/AAA	245,137
415,000	5.100%, 07/01/22 AMT	Aaa/AAA	415,212
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	1,623,553
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,709,785
665,000	5.000%, 07/01/24 FHA Insured	Aaa/AAA	712,521
250,000	3.625%, 01/01/25	Aaa/AAA	257,453
4,140,000	5.200%, 07/01/25 AMT	Aaa/AAA	4,142,153
905,000	4.500%, 07/01/25	Aaa/AAA	968,902
600,000	4.750%, 07/01/26	Aaa/AAA	630,042
230,000	5.375%, 07/01/27	Aaa/AAA	230,133
315,000	4.850%, 07/01/29	Aaa/AAA	331,270
540,000	5.150%, 07/01/39	Aaa/AAA	569,716
	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR*	1,333,520
	Total Housing		26,500,560

	School Building Revenue (23.5%)
	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR	1,326,150
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR	1,753,450
	Boone County, Kentucky School District Finance
	Corp. School Building Revenue
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa3/NR	1,057,790
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR	1,712,436
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR	1,330,213
	Bullitt County, Kentucky School District Finance Corp.
200,000	4.300%, 10/01/21 NPFG Insured	Aa3/NR	210,784
2,455,000	4.500%, 10/01/22 NPFG Insured	Aa3/NR	2,591,424

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	School Building Revenue (continued)
	Bullitt County, Kentucky School District Finance Corp.
	(continued)
$1,590,000	4.500%, 10/01/23 NPFG Insured	Aa3/NR	$1,674,063
1,145,000	4.500%, 04/01/27	Aa3/NR	1,251,943
1,200,000	4.500%, 04/01/28	Aa3/NR	1,306,752
	Campbell County, Kentucky School District Finance
	Corp. School Building Revenue
340,000	3.500%, 08/01/22	Aa3/NR	365,439
	Christian County, Kentucky School District Finance
	Corp.
750,000	4.125%, 08/01/23 Syncora Guarantee, Inc. Insured	Aa3/NR	782,873
1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured	Aa3/NR	1,653,012
	Daviess County, Kentucky School District Finance
	Corp.
200,000	5.000%, 06/01/24 (pre-refunded)	Aa3/NR	217,566
	Fayette County, Kentucky School District Finance
	Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured (pre-refunded)	Aa2/AA	5,512,250
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa2/AA	4,671,266
	Floyd County, Kentucky School Finance Corporation
	School Building
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured	Aa3/NR	1,291,207
	Fort Thomas, Kentucky Independent School District
	Finance Corp.
610,000	4.375%, 04/01/25	Aa3/NR	637,889
	Franklin County, Kentucky School District Finance
	Corp.
1,000,000	5.000%, 04/01/24	Aa3/NR	1,053,980
1,560,000	4.000%, 06/01/29	Aa3/NR	1,610,248
1,000,000	4.000%, 06/01/30	Aa3/NR	1,026,330
	Graves County, Kentucky School Building Revenue
1,260,000	5.000%, 06/01/22 (pre-refunded)	Aa3/NR	1,314,104
1,320,000	5.000%, 06/01/23 (pre-refunded)	Aa3/NR	1,376,681
	Jessamine County, Kentucky School District Finance
	Corp., School Building Revenue
1,365,000	4.000%, 08/01/32††	Aa3/NR	1,423,668

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	School Building Revenue (continued)
	Kenton County, Kentucky School District Finance
	Corp.
$445,000	4.300%, 04/01/22 AGC Insured	Aa3/NR	$469,657
4,250,000	5.000%, 06/01/22 NPFG Insured (pre-refunded)	Aa3/NR	4,623,277
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR	627,837
750,000	4.375%, 04/01/24 AGC Insured	Aa3/NR	786,187
325,000	4.400%, 04/01/26 AGC Insured	Aa3/NR	339,209
	Larue County, Kentucky School District Finance
	Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa3/NR	290,593
470,000	4.500%, 07/01/22 NPFG Insured	Aa3/NR	504,183
785,000	4.500%, 07/01/23 NPFG Insured	Aa3/NR	838,090
	Laurel County, Kentucky School District Finance
	Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR	331,350
	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR	397,860
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR	498,707
	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR	861,661
325,000	4.500%, 05/01/25	Aa3/NR	352,482
	Oldham County, Kentucky School District Finance
	Corp.
500,000	5.000%, 05/01/19 NPFG Insured	Aa3/NR	524,125
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR	1,045,800
	Owensboro, Kentucky Independent School District
	Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR	968,204
	Pendleton County, Kentucky School District Finance
	Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR	767,339
	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR	1,439,918
	Scott County, Kentucky School District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured	Aa3/NR	1,167,059
1,955,000	4.250%, 01/01/23 AMBAC Insured	Aa3/NR	2,040,433

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	School Building Revenue (continued)
	Scott County, Kentucky School District Finance Corp.
	(continued)
$1,560,000	4.300%, 01/01/24 AMBAC Insured	Aa3/NR	$1,626,581
1,500,000	3.400%, 02/01/32	Aa3/NR	1,453,980
	Spencer County, Kentucky School District Finance
	Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR	1,072,020
	Warren County, Kentucky School District Finance
	Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR	308,809
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR	526,000
	Total Schools		61,012,879

	Transportation (14.6%)
	Kenton County, Kentucky Airport Board Airport
	Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A-	1,311,791
	Kentucky State Turnpike Authority
3,000,000	4.450%, 07/01/22	Aa2/AA+	3,353,760
3,500,000	5.000%, 07/01/25	Aa2/AA+	4,016,775
2,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA+	2,162,340
1,000,000	5.000%, 07/01/25	Aa2/AA+	1,128,170
2,750,000	5.000%, 07/01/27	Aa2/AA+	3,075,022
1,100,000	5.000%, 07/01/28	Aa2/AA+	1,224,872
3,000,000	5.000%, 07/01/29	Aa2/AA+	3,520,200
3,000,000	4.000%, 07/01/29	Aa2/AA+	3,225,060
1,000,000	5.000%, 07/01/30	Aa2/AA+	1,164,950
	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 AMT	A2/A+	1,197,736
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	Aa3/AA-	1,094,940
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A2/A+	2,720,168
	Louisville & Jefferson County Regional Airport,
	Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	Aa3/AA-	1,037,270
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	Aa3/AA-	2,049,420

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	Transportation (continued)
	Louisville & Jefferson County Regional Airport,
	Kentucky (continued)
$1,370,000	5.250%, 07/01/21 AGMC Insured AMT	Aa3/AA-	$1,401,565
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	Aa3/AA-	3,464,749
275,000	5.375%, 07/01/23 AGMC Insured AMT	Aa3/AA-	275,374
500,000	5.000%, 07/01/25 NPFG Insured AMT	A2/A+	500,360
	Total Transportation		37,924,522

	Utilities (12.1%)
	Campbell & Kenton Counties, Kentucky (Sanitation
	District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA	1,821,939
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA	316,725
2,370,000	4.000%, 08/01/27	Aa2/AA	2,556,377
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA	1,524,574
	Carroll County, Kentucky Environmental Facilities
	Revenue (Kentucky Utilities) AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/A-	1,645,065
	Henderson, Kentucky Electric System Revenue
250,000	4.000%, 12/01/24	Aa3/NR	261,708
	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa2/A+	219,215
595,000	5.000%, 02/01/20 NPFG Insured	Baa2/A+	602,384
210,000	4.250%, 08/01/20 NPFG Insured	Baa2/A+	223,805
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+	214,270
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+	257,220
200,000	4.500%, 02/01/24 NPFG Insured	Baa2/A+	204,886
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+	272,381
355,000	4.600%, 02/01/25	NR/AA-	385,839
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+	305,869
375,000	4.000%, 02/01/28	NR/AA-	389,055
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+	258,473
305,000	4.000%, 02/01/29	NR/AA-	315,516
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+	332,127

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value

	Utilities (continued)
	Kentucky State Municipal Power Agency, Prairie St.
	Project
$1,000,000	5.000%, 09/01/23 AGMC Insured	Aa3/AA-	$1,125,980
	Louisville & Jefferson County, Kentucky Metropolitan
	Government Pollution Refunding, Louisville Gas
	& Electric Co. Project
2,000,000	1.650%, 10/01/33	A2/A-	2,000,160
	Louisville & Jefferson County, Kentucky Metropolitan
	Sewer District
2,380,000	4.250%, 05/15/20 AGMC Insured	Aa3/AA	2,562,594
2,510,000	4.250%, 05/15/21 AGMC Insured	Aa3/AA	2,688,687
1,500,000	5.000%, 05/15/26 AGMC Insured	Aa3/AA	1,599,030
1,350,000	5.000%, 05/15/34	Aa3/AA	1,517,278
	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR	1,165,320
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	2,107,109
1,250,000	4.500%, 02/01/30	Aa3/NR	1,349,550
	Owensboro, Kentucky Electric and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	Aa3/AA-	1,195,400
	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	Aa3/NR	555,825
	Owensboro-Daviess County, Kentucky Regional
	Water Resource Agency Wastewater Refunding
	& Improvement
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc.
	Insured	NR/AA-	967,060
	Trimble County, Kentucky Environmental Facilities
	Revenue Refunding, Louisville Gas & Electric Co.
500,000	4.600%, 06/01/33 AMBAC Insured††	A2/A-	516,150
	Total Utilities		31,457,571

	Total Revenue Bonds		252,103,602

	Total Investments (cost $250,045,724-note 4)	102.2%	265,192,032
	Other assets less liabilities	(2.2)	(5,747,130)
	Net Assets	100.0%	$259,444,902

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

Fitch ratings
**	AAA
***	AA
****	A

Percent of
Portfolio Distribution By Quality Rating	Investments†

Aaa of Moody’s or AAA of S&P or Fitch	10.3%
Pre-refunded bonds††/ Escrowed to maturity bonds	6.5
Aa of Moody’s or AA of S&P or Fitch	66.1
A of Moody’s or S&P or Fitch	16.0
Baa of Moody’s or BBB of S&P	0.4
Not rated*	0.7
100.0%

†	Where applicable, calculated using the highest rating of the three NRSROs.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FHA - Financial Housing Administration
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2012 (unaudited)

ASSETS
Investments at value (cost $250,045,724)	$265,192,032
Interest receivable	3,589,301
Receivable for Fund shares sold	56,854
Other assets	8,038
Total assets	268,846,225
LIABILITIES
Cash overdraft	6,859,399
Payable for investment securities purchased	1,941,155
Payable for Fund shares redeemed	255,872
Dividends payable	220,362
Management fee payable	85,430
Distribution and service fees payable	4,754
Accrued expenses	34,351
Total liabilities	9,401,323
NET ASSETS	$259,444,902
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$237,247
Additional paid-in capital	245,207,191
Net unrealized appreciation on investments (note 4)	15,146,308
Undistributed net investment income	149,658
Accumulated net realized loss on investments	(1,295,502)
	$259,444,902
CLASS A
Net Assets	$208,219,302
Capital shares outstanding	19,041,235
Net asset value and redemption price per share	$10.94
Maximum offering price per share (100/96 of $10.94 adjusted to nearest cent)	$11.40
CLASS C
Net Assets	$10,806,114
Capital shares outstanding	988,721
Net asset value and offering price per share	$10.93
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.93	*
CLASS I
Net Assets	$7,230,414
Capital shares outstanding	661,498
Net asset value, offering and redemption price per share	$10.93
CLASS Y
Net Assets	$33,189,072
Capital shares outstanding	3,033,266
Net asset value, offering and redemption price per share	$10.94

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012 (unaudited)

Investment Income:

Interest income		$5,346,398

Expenses:

Management fee (note 3)	$511,180
Distribution and service fees (note 3)	211,240
Transfer and shareholder servicing agent fees (note 3)	65,806
Trustees’ fees and expenses (note 8)	58,525
Legal fees	53,817
Shareholders’ reports and proxy statements	20,942
Fund accounting fees	18,061
Auditing and tax fees	10,984
Custodian fees (note 6)	10,693
Registration fees and dues	7,419
Insurance	4,760
Chief compliance officer services (note 3)	2,666
Miscellaneous	18,691
Total expenses	994,784

Expenses paid indirectly (note 6)	(830)
Net expenses		993,954
Net investment income		4,352,444

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	91,897
Change in unrealized appreciation on investments	2,154,705

Net realized and unrealized gain (loss) on investments		2,246,602
Net change in net assets resulting from operations		$6,599,046

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(unaudited)	December 31, 2011
OPERATIONS:
Net investment income	$4,352,444	$8,811,487
Net realized gain (loss) from securities transactions	91,897	(983,195)
Change in unrealized appreciation on investments	2,154,705	13,926,233
Change in net assets from operations	6,599,046	21,754,525

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(3,501,693)	(6,947,720)

Class C Shares:
Net investment income	(127,765)	(251,820)

Class I Shares:
Net investment income	(115,866)	(270,650)

Class Y Shares:
Net investment income	(588,612)	(1,319,975)
Change in net assets from distributions	(4,333,936)	(8,790,165)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	19,593,561	25,166,834
Reinvested dividends and distributions	1,889,729	3,942,600
Cost of shares redeemed	(12,372,944)	(36,326,398)
Change in net assets from capital share transactions	9,110,346	(7,216,964)

Change in net assets	11,375,456	5,747,396

NET ASSETS:
Beginning of period	248,069,446	242,322,050

End of period*	$259,444,902	$248,069,446

* Includes undistributed net investment income of:	$149,658	$131,150

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012 (unaudited)

1. Organization

     Churchill Tax-Free Fund of Kentucky (the “Fund”), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On April 30, 1998, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds*	265,192,032
Level 3 – Significant Unobservable Inputs	—
Total	$265,192,032

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount. .

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2008-2010) or expected to be taken in the Fund’s 2011 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2011 the Fund decreased undistributed net investment income by $623 and increased additional paid-in capital by $623. These reclassifications had no effect on net assets or net asset value per share.

i)
Accounting pronouncement: In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a)	Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund’s average net assets.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For six months ended June 30, 2012, distribution fees on Class A Shares amounted to $154,053 of which the Distributor retained $5,334.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for six months ended June 30, 2012, amounted to $37,558. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for six months ended June 30, 2012, amounted to $12,519. The total of these payments with respect to Class C Shares amounted to $50,077 of which the Distributor retained $9,844.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For six months ended June 30, 2012, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $12,442 of which $7,110 related to the Plan and $5,332 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2012, total commissions on sales of Class A Shares amounted to $228,229 of which the Distributor received $19,351.

4. Purchases and Sales of Securities

     During the six months ended June 30, 2012, purchases of securities and proceeds from the sales of securities aggregated $27,298,017 and $6,882,954, respectively.

     At June 30, 2012, the aggregate tax cost for all securities was $249,895,429. At June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $15,381,325 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $84,722 for a net unrealized appreciation of $15,296,603.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended June 30, 2012		Year Ended
	(unaudited)		December 31, 2011
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold .	1,375,057	$15,023,856	1,824,609	$19,277,035
Reinvested distributions	153,744	1,680,582	325,789	3,428,267
Cost of shares redeemed	(843,064)	(9,219,123)	(1,956,032)	(20,369,092)
Net change	685,737	7,485,315	194,366	2,336,210
Class C Shares:
Proceeds from shares sold	162,296	1,771,523	236,851	2,512,229
Reinvested distributions	8,024	87,662	16,791	176,711
Cost of shares redeemed	(54,534)	(592,105)	(225,140)	(2,376,054)
Net change	115,786	1,267,080	28,502	312,886
Class I Shares:
Proceeds from shares sold .	3,878	42,500	–	–
Reinvested distributions	8,529	93,309	25,000	262,539
Cost of shares redeemed	–	–	(100,439)	(1,069,349)
Net change	12,407	135,809	(75,439)	(806,810)
Class Y Shares:
Proceeds from shares sold .	252,068	2,755,682	319,880	3,377,570
Reinvested distributions	2,573	28,176	7,140	75,083
Cost of shares redeemed	(234,892)	(2,561,716)	(1,204,352)	(12,511,903)
Net change	19,749	222,142	(877,332)	(9,059,250)
Total transactions in Fund
shares	833,679	$9,110,346	(729,903)	$(7,216,964)

8. Trustees’ Fees and Expenses

     At June 30, 2012 there were 7 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during six months ended June 30, 2012 was $48,095. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended June 30, 2012, such meeting-related expenses amounted to $10,430.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At December 31, 2011, the Fund had capital loss carryforwards of $1,387,399 of which $112,779 expires in 2016, $175,082 expires in 2017 and $99,959 and $999,579 have no expiration and retain their character of short-term and long-term, respectively.

     The tax character of distributions:

	Year Ended December 31,
	2011	2010
Net tax-exempt income	$8,790,165	$9,673,479
Taxable income	–	–
Net realized gain on investments	–	–
	$8,790,165	$9,673,479

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Capital loss carry forward	$(1,387,399)
Unrealized appreciation	13,122,753
Undistributed tax-exempt income	411,685
Other temporary differences	(411,685)
$11,735,354

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     Since December 2007 the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the majority of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A												Class C
	Six Months												Six Months
	Ended		Year Ended December 31,										Ended		Year Ended December 31,
	6/30/12												6/30/12
	(unaudited)		2011		2010		2009		2008		2007		(unaudited)		2011		2010		2009		2008		2007
Net asset value, beginning of period	$10.84		$10.26		$10.51		$9.42		$10.38		$10.59		$10.83		$10.25		$10.51		$9.42		$10.38		$10.58
Income (loss) from investment operations:
Net investment income(1)	0.19		0.39		0.40		0.41		0.40		0.39		0.14		0.30		0.31		0.32		0.31		0.31
Net gain (loss) on securities (both
realized and unrealized)	0.10		0.58		(0.25)		1.09		(0.92)		(0.15)		0.10		0.58		(0.26)		1.09		(0.91)		(0.15)
Total from investment operations	0.29		0.97		0.15		1.50		(0.52)		0.24		0.24		0.88		0.05		1.41		(0.60)		.16
Less distributions (note 10):
Dividends from net investment income	(0.19)		(0.39)		(0.40)		(0.41)		(0.39)		(0.39)		(0.14)		(0.30)		(0.31)		(0.32)		(0.31)		(0.30)
Distributions from capital gains	–		–		–		–		(0.05)		(0.06)		–		–		–		–		(0.05)		(0.06)
Total distributions	(0.19)		(0.39)		(0.40)		(0.41)		(0.44)		(0.45)		(0.14)		(0.30)		(0.31)		(0.32)		(0.36)		(0.36)
Net asset value, end of period	$10.94		$10.84		$10.26		$10.51		$9.42		$10.38		$10.93		$10.83		$10.25		$10.51		$9.42		$10.38
Total return	2.65	%(2)(4)	9.64	%(2)	1.38	%(2)	16.05	%(2)	(5.05	)%(2)	2.38	%(2)	2.21	%(3)(4)	8.72	%(3)	0.42	%(3)	15.06	%(3)	(5.85	)%(3)	1.61	%(3)
Ratios/supplemental data
Net assets, end of period
(in millions)	$208		$199		$186		$195		$170		$194		$11		$9		$9		$4		$3		$4
Ratio of expenses to average net assets	0.76	%(5)	0.77%		0.75%		0.76%		0.79%		0.75%		1.61	%(5)	1.62%		1.59%		1.60%		1.64%		1.60%
Ratio of net investment income to average net assets	3.42	%(5)	3.73%		3.80%		3.96%		3.97%		3.77%		2.56	%(5)	2.87%		2.90%		3.06%		3.10%		2.92%
Portfolio turnover rate	3	%(4)	12%		8%		8%		14%		19%		3	%(4)	12%		8%		8%		14%		19%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.76	%(5)	0.77%		0.75%		0.76%		0.78%		0.74%		1.61	%(5)	1.62%		1.59%		1.60%		1.63%		1.59%
_______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not reflecting sales charges.
(3) Not reflecting CDSC.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I							Class Y
	Six Months							Six Months
	Ended		Year Ended December 31,					Ended		Year Ended December 31,
	6/30/12							6/30/12
	(unaudited)		2011	2010	2009	2008	2007	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.83		$10.25	$10 51	$9.42	$10.38	$10.58	$10.84		$10.26	$10.52	$9.43	$10.39	$10.59
Income (loss) from investment operations:
Net investment income(1)	0.18		0.37	0.39	0.39	0.38	0.38	0.19		0.41	0.42	0.42	0.41	0.41
Net gain (loss) on securities (both
realized and unrealized)	0 10		0.58	(0.27)	1.09	(0.91)	(0.14)	0.10		0.58	(0.26)	1.09	(0.91)	(0.14)
Total from investment operations	0 28		0.95	0.12	1.48	(0.53)	0.24	0.29		0.99	0.16	1.51	(0.50)	0.27
Less distributions (note 10):
Dividends from net investment income	(0.18)		(0.37)	(0.38)	(0.39)	(0.38)	(0.38)	(0.19)		(0.41)	(0.42)	(0.42)	(0.41)	(0.41)
Distributions from capital gains	–		–	–	–	(0.05)	(0.06)	–		–	–	–	(0.05)	(0.06)
Total distributions	(0.18)		(0.37)	(0.38)	(0.39)	(0.43)	(0.44)	(0.19)		(0.41)	(0.42)	(0.42)	(0.46)	(0.47)
Net asset value, end of period	$10.93		$10.83	$10.25	$10.51	$9.42	$10.38	$10.94		$10.84	$10.26	$10.52	$9.43	$10.39
Total return	2.57	%(2)	9.48%	1.13%	15.89%	(5.16)%	2.33%	2.72	%(2)	9.81%	1.44%	16.21%	(4.88)%	2.63%
Ratios/supplemental data
Net assets, end of period
(in millions)	$7		$7	$7	$8	$8	$8	$33		$33	$40	$46	$37	$42

Ratio of expenses to average net assets	0.91	%(3)	0.92%	0.90%	0.90%	0.93%	0.89%	0.61	%(3)	0.62%	0.60%	0.61%	0.64%	0.60%
Ratio of net investment income to average net assets	3.27	%(3)	3.58%	3.64%	3.82%	3.83%	3.62%	3.58	%(3)	3.89%	3.95%	4.10%	4.12%	3.92%
Portfolio turnover rate	3	%(2)	12%	8%	8%	14%	19%	3	%(2)	12%	8%	8%	14%	19%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0. 91	%(3)	0.92%	0.90%	0.90%	0.92%	0.88%	0.61	%(3)	0.62%	0.60%	0.61%	0.63%	0.59%
_______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended June 30, 2012

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.65%	$1,000.00	$1,026.50	$3.83
Class C	2.21%	$1,000.00	$1,022.10	$8.09
Class I	2.57%	$1,000.00	$1,025.70	$4.58
Class Y	2.72%	$1,000.00	$1,027.20	$3.07

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.76%, 1.61%, 0.91% and 0.61% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued) Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2012

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.08	$3.82
Class C	5.00%	$1,000.00	$1,016.86	$8.07
Class I	5.00%	$1,000.00	$1,020.34	$4.57
Class Y	5.00%	$1,000.00	$1,021.83	$3.07

(1)
Expenses are equal to the annualized expense ratio of 0.76%, 1.61%, 0.91% and 0.61% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the “Fund”) was held on April 26, 2012. The holders of shares representing 86% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.	To elect Trustees.

Dollar Amount of Votes

Trustee	For	Withheld
Thomas A. Christopher	$219,240,517	$1,094,037
David A. Duffy	$219,030,740	$1,303,814
Diana P. Herrmann	$218,988,873	$1,345,682
Anne J. Mills	$219,030,740	$1,303,814
John J. Partridge	$219,030,740	$1,303,814
James R. Ramsey	$218,934,413	$1,400,141
Laureen L. White	$219,249,656	$1,084,898

2.	To ratify the selection of Tait, Weller & Baker LLP as the Fund’s independent registered publicaccounting firm.

Dollar Amount of Votes

For	Against	Abstain
$218,098,425	$240,915	$1,995,214

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     Contract review materials were provided to the Trustees in May, 2012. The independent Trustees met telephonically in May, 2012 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At a meeting held in June, 2012, based on their evaluation of the information provided by the Manager, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until June 30, 2013. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement. The Trustees also reviewed the Manager’s investment approach for the Trust and its research process. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Mr. Royden Durham and Mr. Todd Curtis as co-portfolio managers for the Fund and has established facilities for credit analysis of the Fund’s portfolio securities. Mr. Durham, based in Louisville, has provided local information regarding specific holdings in the Fund’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies.

     The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital.

     The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund and the Manager.

     The Trustees reviewed each aspect of the Fund’s performance and compared its performance with that of its competitors, its peer group and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance measured by total return that generally lagged that of its peer group and its competitors, while generally outperforming its benchmark index. The Trustees discussed the Fund’s performance record with the Manager and considered the Manager’s view that the Fund’s performance, as compared to its competitors and peer group, was explained in part by the Fund’s generally higher-quality portfolio, its historical maturity structure and shorter call provisions which limits price appreciation. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses. The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund.

     The Trustees concluded that the performance of the Fund was competitive, in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and its affiliate from the relationship with the Fund.

     The information provided by the Manager in connection with renewal contained advisory fee and expense data for the Fund and its competitors as well as data for its peer group, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager and to Aquila Distributors, Inc. (the “Distributor”) of its services to the Fund.

     The Trustees compared the advisory fee and expense data with respect to the Fund to similar data about other funds that they found to be relevant. The Trustees concluded that the advisory fee and expenses of the Fund were similar to and were reasonable as compared to those advisory fees and expenses being paid by the Fund’s peer group and by the Fund’s competitors and also that the advisory fee was reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

     The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. Data provided to the Trustees showed that the Fund’s asset size had moderately increased during the past fiscal year despite initially declining due to the turmoil in the municipal bond market. It was noted that as assets increase certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services and not only in respect of the Fund. The Trustees considered that the materials indicated that the Fund’s fees are already generally lower than those of its peers, including those with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2012 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the calendar year ended December 31, 2011, $8,790,165 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 100% of total dividends paid during calendar year 2011, were exempt-interest dividends.

     Prior to February 15, 2013, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2012 calendar year.

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Founders
     Lacy B. Herrmann, Chairman Emeritus
     Aquila Management Corporation, Sponsor

Manager
     AQUILA INVESTMENT MANAGEMENT LLC
     380 Madison Avenue, Suite 2300
     New York, New York 10017

Board of Trustees
     Thomas A. Christopher, Chair
     David A. Duffy
     Diana P. Herrmann
     Anne J. Mills
     John J. Partridge
     James R. Ramsey
     Laureen L. White

Officers
     Diana P. Herrmann, President
     Charles E. Childs, III, Executive Vice President and Secretary
     Marie E. Aro, Senior Vice President
     Paul G. O’Brien, Senior Vice President
     Todd W. Curtis, Vice President and Co-Portfolio Manager
     Royden P. Durham, Vice President and Co-Portfolio Manaager
     Randall S. Fillmore, Chief Compliance Officer
     Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
     AQUILA DISTRIBUTORS, INC.
     380 Madison Avenue, Suite 2300
     New York, New York 10017

Transfer and Shareholder Servicing Agent
     BNY MELLON
     4400 Computer Drive
     Westborough, Massachusetts 01581

Custodian
     JPMORGAN CHASE BANK, N.A.
     1111 Polaris Parkway
     Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
President and Trustee September 6, 2012

By:	/s/ Joseph P. DiMaggio
September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee September 6, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 6, 2012

CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.